Offerings - Offering: 1	Aug. 21, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% Senior Notes Due 2034
Amount Registered | shares	450,000,000
Proposed Maximum Offering Price per Unit	0.99799
Maximum Aggregate Offering Price	$ 449,095,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 66,286.5
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price is $449,095,500.